Shareholder Fees - Diamond Hill Securitized Total Return Fund	Jun. 06, 2025 USD ($)
Diamond Hill Securitized Total Return Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Diamond Hill Securitized Total Return Fund Class Y
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Securitized Total Return Fund Class I
Prospectus [Line Items]
Shareholder Fee, Other	$ 0